Significant Accounting Policies - Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) Per Share (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net income/(loss)	$ (29,974,034)	$ (1,501,235)
Class A Common Stock
Numerator:
Allocation of net loss including accretion of temporary equity		$ (6,786,239)
Allocation of net income/(loss)	$ (23,985,731)
Denominator:
Weighted-average shares outstanding	34,500,000	3,170,550
Common stock - basic and diluted	$ (0.70)	$ (2.14)
Class F Common Stock
Numerator:
Allocation of net loss including accretion of temporary equity		$ (24,530,046)
Allocation of net income/(loss)	$ (5,996,433)
Denominator:
Weighted-average shares outstanding	8,625,000	11,457,666
Common stock - basic and diluted	$ (0.70)	$ (2.14)